PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Total	$ 1,083.4	$ 433.0
Less: accumulated depreciation	(236.4)	(304.8)
Total property and equipment	847.0	128.2
Depreciation expenses related to property and equipment	75.4	27.9	$ 26.9
Server and network equipment
PROPERTY AND EQUIPMENT
Total	794.9	305.7
Infrastructure systems
PROPERTY AND EQUIPMENT
Total	63.1	63.1
Land, land rights and buildings
PROPERTY AND EQUIPMENT
Total	48.5	50.3
Other equipment
PROPERTY AND EQUIPMENT
Total	13.0	12.0
Assets not yet in use
PROPERTY AND EQUIPMENT
Total	$ 163.9	$ 1.9